Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Brazil 0.3%
Stone Co., Ltd., Class A(a)	123,759	8,164,381
Canada 0.9%
Shopify, Inc., Class A(a)	21,329	26,509,174
China 1.8%
Alibaba Group Holding Ltd., ADR(a)	88,001	18,828,694
Cloopen Group Holding Ltd., ADR(a)	112,523	1,029,585
Quhuo Ltd., ADR(a)	128,879	547,736
Tencent Holdings Ltd.	398,520	31,156,656
Total		51,562,671
France 0.2%
Capgemini SE	32,329	6,044,547
Germany 0.5%
SAP SE, ADR	109,240	15,285,953
Ireland 1.1%
Accenture PLC, Class A	110,819	31,268,689
Japan 0.8%
Keyence Corp.	31,100	15,373,220
Murata Manufacturing Co., Ltd.	68,700	5,203,845
TDK Corp.	26,400	3,324,574
Total		23,901,639
Netherlands 3.8%
ASML Holding NV	92,378	62,398,568
NXP Semiconductors NV	159,382	33,696,542
STMicroelectronics NV, Registered Shares	383,680	14,326,611
Total		110,421,721
South Korea 1.3%
Samsung Electronics Co., Ltd.	549,168	39,419,413
Switzerland 0.2%
Logitech International SA	41,441	5,096,332
Taiwan 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	621,172	72,900,746
United Kingdom 0.1%
Trainline PLC(a)	652,202	2,628,627
United States 85.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
1Life Healthcare, Inc.(a)	149,189	5,519,993
Activision Blizzard, Inc.	301,838	29,353,745
Adobe, Inc.(a)	91,746	46,293,197
Advanced Micro Devices, Inc.(a)	259,968	20,818,237
Airbnb, Inc., Class A(a)	61,412	8,622,245
Akamai Technologies, Inc.(a)	59,907	6,841,978
Alphabet, Inc., Class A(a)	62,930	148,316,570
Alteryx, Inc., Class A(a)	86,244	6,707,196
Amazon.com, Inc.(a)	38,220	123,185,735
Amphenol Corp., Class A	149,656	10,065,863
Analog Devices, Inc.	150,385	24,753,371
ANSYS, Inc.(a)	49,380	16,687,477
Apple, Inc.	1,752,621	218,394,103
Applied Materials, Inc.	277,618	38,347,374
Arista Networks, Inc.(a)	22,043	7,480,953
Autodesk, Inc.(a)	30,205	8,634,401
Automatic Data Processing, Inc.	116,360	22,808,887
Avalara, Inc.(a)	126,862	16,767,351
Booking Holdings, Inc.(a)	4,423	10,445,136
Broadcom, Inc.	133,794	63,194,920
Cadence Design Systems, Inc.(a)	93,143	11,828,230
CDW Corp.	61,582	10,186,894
Certara, Inc.(a)	215,616	5,672,857
Cisco Systems, Inc.	506,395	26,788,295
Cognizant Technology Solutions Corp., Class A	72,330	5,175,935
Comcast Corp., Class A	120,612	6,915,892
Corning, Inc.	143,276	6,251,132
Coupa Software, Inc.(a)	55,024	13,106,717
Crowdstrike Holdings, Inc., Class A(a)	108,546	24,113,494
DoorDash, Inc., Class A(a)	19,157	2,878,914
Electronic Arts, Inc.	61,337	8,766,897
Facebook, Inc., Class A(a)	112,951	37,130,382
Falcon Capital Acquisition Corp., Class A(a)	756,689	7,559,323
Fidelity National Information Services, Inc.	177,736	26,479,109
Fiserv, Inc.(a)	99,074	11,413,325
Fortinet, Inc.(a)	77,558	16,949,525
Global Payments, Inc.	75,453	14,616,001
Columbia Global Technology Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HP, Inc.	451,810	13,206,406
Intel Corp.	450,455	25,729,990
Intuit, Inc.	78,537	34,484,811
Keysight Technologies, Inc.(a)	91,446	13,020,081
KLA Corp.	38,890	12,323,852
Lam Research Corp.	155,384	100,976,292
Livent Corp.(a)	322,591	6,293,750
Marvell Technology, Inc.	746,300	36,046,290
MasterCard, Inc., Class A	185,669	66,948,528
Match Group, Inc.(a)	97,225	13,940,120
Maxim Integrated Products, Inc.	60,877	6,210,063
MaxLinear, Inc., Class A(a)	336,943	12,810,573
MediaAlpha, Inc.(a)	181,679	7,688,655
Microchip Technology, Inc.	94,553	14,840,093
Micron Technology, Inc.(a)	457,168	38,466,116
Microsoft Corp.	891,869	222,681,852
MongoDB, Inc.(a)	41,491	12,112,883
Motorola Solutions, Inc.	61,766	12,681,177
NetApp, Inc.	237,453	18,371,739
Netflix, Inc.(a)	37,684	18,947,892
NVIDIA Corp.	130,881	85,043,856
Oracle Corp.	231,884	18,258,546
Palo Alto Networks, Inc.(a)	30,996	11,259,297
Paycom Software, Inc.(a)	25,926	8,545,210
PayPal Holdings, Inc.(a)	213,397	55,487,488
Pinterest, Inc., Class A(a)	90,992	5,941,778
PubMatic, Inc., Class A(a)	166,135	4,912,612
QUALCOMM, Inc.	164,164	22,086,625
RingCentral, Inc., Class A(a)	46,847	12,295,932
SailPoint Technologies Holdings, Inc.(a)	107,177	4,986,946
Salesforce.com, Inc.(a)	157,987	37,616,705
SBA Communications Corp.	29,474	8,786,789
Schrodinger, Inc.(a)	97,603	6,849,779
ServiceNow, Inc.(a)	44,875	21,265,365
Shift4 Payments, Inc., Class A(a)	101,298	9,450,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Signify Health, Inc., Class A(a)	286,875	7,257,938
Snap, Inc.(a)	113,790	7,068,635
Splunk, Inc.(a)	50,215	6,086,058
Square, Inc., Class A(a)	152,935	34,031,096
Synopsys, Inc.(a)	191,164	48,620,652
Take-Two Interactive Software, Inc.(a)	35,628	6,611,132
TE Connectivity Ltd.	116,256	15,773,614
Tesla Motors, Inc.(a)	41,004	25,636,521
Texas Instruments, Inc.	147,840	28,062,989
T-Mobile USA, Inc.(a)	61,380	8,682,201
Trade Desk, Inc. (The), Class A(a)	12,627	7,426,444
Twilio, Inc., Class A(a)	108,179	36,348,144
Uber Technologies, Inc.(a)	264,488	13,443,925
Universal Display Corp.	27,401	5,914,780
VeriSign, Inc.(a)	92,052	20,244,076
Visa, Inc., Class A	356,008	80,920,618
Visteon Corp.(a)	110,665	13,552,036
Walt Disney Co. (The)(a)	90,500	16,167,825
Western Digital Corp.(a)	261,413	19,666,100
Workday, Inc., Class A(a)	29,090	6,653,465
Xilinx, Inc.	46,015	5,843,905
Zoom Video Communications, Inc., Class A(a)	44,852	14,869,784
Total		2,498,521,773
Total Common Stocks (Cost $1,183,452,312)		2,891,725,666

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	36,037,245	36,033,642
Total Money Market Funds (Cost $36,025,450)		36,033,642
Total Investments in Securities (Cost $1,219,477,762)		2,927,759,308
Other Assets & Liabilities, Net		3,968,796
Net Assets		$2,931,728,104

2	Columbia Global Technology Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	57,597,549	203,448,742	(225,008,906)	(3,743)	36,033,642	(2,123)	37,939	36,037,245
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Technology Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT234_08_L01_(07/21)